Shareholder Report, Line Graph (Details) 194004_Kensington Dynamic Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 23, 2020	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 32,491	$ 32,340	$ 27,978	$ 30,633	$ 25,368	$ 25,000	$ 44,703
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 45,236	$ 36,183	$ 28,651	$ 34,988	$ 27,185	$ 25,000	$ 53,324